UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-3097

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

Teucrium ETFs

Teucrium Agricultural Strategy No K-1 ETF (TILL)

Teucrium AiLA Long-Short Agriculture Strategy ETF (OAIA)

Teucrium AiLA Long-Short Base Metals Strategy ETF (OAIB)

ANNUAL REPORT

April 30, 2024

Teucrium ETFs

Table of Contents

Management Discussions of Fund Performance (Unaudited)	2
Shareholder Expense Example (Unaudited)	8
Performance Overview (Unaudited)	9
Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments	11
Consolidated Schedule of Open Futures Contracts	12
Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments	13
Consolidated Schedule of Open Futures Contracts	14
Teucrium AiLA Long-Short Base Metals Strategy ETF
Consolidated Schedule of Investments	15
Consolidated Schedule of Open Futures Contracts	16
Consolidated Statements of Assets and Liabilities	17
Consolidated Statements of Operations	18
Consolidated Statements of Changes in Net Assets	19
Consolidated Financial Highlights	22
Notes to Consolidated Financial Statements	25
Report of Independent Registered Public Accounting Firm	35
Board Consideration And Approval of Advisory Agreement (Unaudited)	38
Supplemental Information (Unaudited)	39
Review of Liquidity Risk Management Program (Unaudited)	40
Board of Trustees and Officers (Unaudited)	41
Privacy Policy (Unaudited)	43

Teucrium Agricultural Strategy No K-1 ETF (Ticker: TILL)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited)

Market Review

The Teucrium Agricultural Strategy No K-1 ETF (TILL) commenced operations on May 16, 2022. This actively managed fund aims for capital appreciation by primarily investing in agricultural commodity futures contracts traded on the Chicago Board of Trade (CBOT) or Intercontinental Exchange Inc. (ICE). Over the past year, the ETF’s performance has been significantly impacted by the volatility of commodity prices, particularly corn, wheat, and soybeans. Global supply and demand dynamics, influenced by weather conditions, geopolitical events, trade policies, and shifts in consumer preferences, have also played a crucial role in shaping the ETF’s performance.

Performance Discussion

Performance ending April 30, 2024	3 Month Total Return	6 Month Total Return	9 Month Total Return	YTD Calendar Total Return	Since Inception Annualized (5/16/2022)
Teucrium Agricultural Strategy No K-1 ETF - NAV	-4.14%	-7.78%	-8.91%	-4.42%	-10.18%
Teucrium Agricultural Strategy No K-1 ETF - Market	-3.95%	-7.74%	-8.88%	-4.17%	-10.16%
Bloomberg Commodity Index Total Return Index	4.53%	-0.18%	-1.37%	4.94%	-8.04%

The Teucrium Agricultural Strategy No K-1 ETF has underperformed the Bloomberg Commodity Index Total Return Index (“BCOM”) across all periods. This disparity can be attributed to the ETF’s focused holdings on four agricultural commodities (corn, wheat, soybeans, and sugar) versus the BCOM Index’s broader diversification across 33 commodity futures contracts.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity. It is not possible to invest directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost.

For the most recent month-end performance, please call (802) 540-0019. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

It’s important for investors to consider the underlying factors driving the performance of the agricultural sector and the ETF itself. Factors such as weather conditions, global supply and demand dynamics, and government policies can significantly impact the performance of agricultural investments. Investors should carefully assess the risks and potential returns based on their investment objectives and seek professional advice if needed.

Teucrium Agricultural Strategy No K-1 ETF (Ticker: TILL)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited) (Continued)

Portfolio Activity and Constituent Performance

TILL maintains a portfolio of four equally weighted commodity futures: corn, wheat, soybeans, and sugar, rebalanced monthly. Over the past 12 months, the fund has conducted 12 roll/rebalances. All have negative returns. In comparison, BCOM’s sub-indexes showed mixed results. The performance is as follows:

1 Year Performance ending April 30, 2024
Corn Futures - Rolling Front Month	-30.90%
Wheat Futures - Rolling Front Month	-5.61%
Soybean Futures - Rolling Front Month	-20.69%
ICE Sugar Futures – Rolling Front Month	-25.20%
Bloomberg BCOM Agriculture Sub-Index	-11.59%
Bloomberg BCOM Energy Sub-Index	-3.47%
Bloomberg BCOM All Metals Sub-Index	5.23%

The underperformance of TILL’s holdings relative to the broader BCOM Index highlights the impact of sector-specific risks.

Investing Outlook

The Teucrium Agricultural Strategy No K-1 ETF’s performance in the next 12 months will be shaped by several factors, including changes in agricultural production, consumption patterns, and inventory levels. Continued volatility in the prices of corn, wheat, soybeans, and sugar will also play a significant role. Additionally, macroeconomic factors such as inflation rates, interest rates, and economic growth prospects will influence performance. Potential changes in trade policy and regulatory developments, including tariffs, subsidies, and international trade agreements, will further impact the ETF’s outlook.

Fund Risks: TILL is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. TILL is a commodity pool regulated by the CFTC. Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium AiLA Long-Short Agriculture Strategy ETF (Ticker: OAIA)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited)

Market Review

The Teucrium AiLA Long-Short Agriculture Strategy ETF (OAIA) commenced operations on December 19, 2022. This passively managed fund aims to track the AiLA-S033 Market Neutral Absolute Return Index (“AiLA-S033”), representing a portfolio of agricultural commodities futures contracts using a long/short strategy to achieve market-neutral exposure to the global agriculture market.

Performance Discussion

Performance ending April 30, 2024	3 Month Total Return	6 Month Total Return	9 Month Total Return	YTD Calendar Total Return	Since Inception Annualized (12/19/2022)
Teucrium AiLA Long-Short Agriculture Strategy ETF - NAV	-1.70%	-3.09%	-4.05%	-1.43%	-8.03%
Teucrium AiLA Long-Short Agriculture Strategy ETF – Market	-1.95%	-3.39%	-4.20%	-1.70%	-8.22%
AiLA-S033 Market Neutral Absolute Return Index	-2.76%	-4.84%	-6.45%	-2.75%	-10.72%
Bloomberg Commodity Index Total Return Index	4.53%	-0.18%	-1.37%	4.94%	-1.64%

The Teucrium AiLA Long-Short Agriculture Strategy ETF has underperformed its broad benchmark, the Bloomberg Commodity Index Total Return Index (“BCOM”), across multiple time frames. However, there was a positive tracking error against the AiLA-S033 Index due to the differences between an Excess Return Index and a Total Return ETF.

Portfolio Activity & Performance Discussion

OAIA has closely tracked the AiLA-S033 Index, with minor positive absolute tracking error attributed to the differences between an Absolute Return Index and a Total Return ETF. Compared to the performance benchmark (BCOM), the underperformance is primarily due to index-level portfolio construction. We have stayed in close contact with the index provider to understand better why the index is experiencing such underperformance. They explained that the index was designed to adjust to changing market conditions, but the way it distributes risk has recently changed. The model emphasizes the futures curve structure more than the front-month price performance. Recent volatility shifts in the front of the futures curve have resulted in the index risk controls allowing for more significant losing trades than in previous markets (i.e., those seen between 2017 and 2022). This concentration of risk, particularly in long positions in AiLA-S033, has been identified as a significant factor in the fund’s recent performance.

Investing Outlook

The Teucrium AiLA Long-Short Agriculture Strategy ETF’s performance over the next 12 months will be influenced by various factors affecting the agricultural sector and the ETF itself. Key factors include global supply and demand dynamics, commodity prices, macroeconomic factors, trade policy, regulatory developments, and global economic recovery. We expect the index to adjust to recent market changes, potentially improving performance. We will continue to work closely with our index provider to monitor these adjustments and optimize our strategy.

Investors considering this ETF should undertake a careful assessment of its historical performance, investment strategy, and their own risk tolerance before making any investment decisions. By considering these factors, investors can better evaluate the potential risks and rewards associated with investing in the Teucrium AiLA Long-Short Agriculture Strategy ETF.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S033 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing agricultural commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”) to provide exposure to the global agriculture market. It is not possible to invest directly in an index.

Teucrium AiLA Long-Short Agriculture Strategy ETF (Ticker: OAIA)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited) (Continued)

Fund Risks:

OAIA is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. OAIA is a commodity pool regulated by the CFTC.

OAIA short selling involves the sale of commodities. The short seller profits if the commodity’s price declines. If a shorted commodity increases in value, a higher price must be paid to cover the short sale, resulting in a loss. The amount the Fund could lose on a short sale is theoretically unlimited.

OAIA employs a “passive management” approach that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index. There is no guarantee that the Fund will achieve a high degree of correlation to the underlying Index and therefore achieve its investment objective. Differences in timing of trades and valuation as well as fees and expenses, may cause the fund to not exactly replicate the index known as tracking error.

Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium AiLA Long-Short Base Metals Strategy ETF (Ticker: OAIB)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited)

Market Review

The Teucrium AiLA Long-Short Base Metals Strategy ETF (OAIB) commenced operations on April 4, 2023. The Fund seeks to track the total return performance, before fees and expenses, of the AiLA-S022 Market Neutral Absolute Return Index (“AiLA-S022”, or the “Index”). It aims to achieve market-neutral exposure to the global metals market through a long/short trading strategy. The Index, developed and maintained by AiLA Indices, typically consists of between one and six standardized base metals commodities futures contracts traded on the Chicago Mercantile Exchange (CME) or London Metal Exchange Inc. (LME), focusing on aluminum, copper, lead, zinc, nickel, and tin.

Performance Discussion

Performance ending April 30, 2024	3 Month Total Return	6 Month Total Return	9 Month Total Return	YTD Calendar Total Return	Since Inception Annualized (4/4/2023)
Teucrium AiLA Long-Short Base Metals Strategy ETF - NAV	-8.80%	-7.33%	-9.14%	-5.01%	-6.53%
Teucrium AiLA Long-Short Base Metals Strategy ETF – Market	-8.60%	-7.08%	-8.98%	-4.74%	-6.28%
AiLA-S022 Market Neutral Absolute Return Index	-9.42%	-8.43%	-11.00%	-5.81%	-8.44%
Bloomberg Commodity Index Total Return Index	4.53%	-0.18%	-1.37%	4.94%	1.02%

The Teucrium AiLA Long-Short Base Metals Strategy ETF has underperformed its broad benchmark, the Bloomberg Commodity Index Total Return Index (BCOM), across multiple time frames. However, there was a positive tracking error against the AiLA-S022 Index due to the differences between an Excess Return Index and a Total Return ETF.

Portfolio Activity and Constituent Performance

OAIB has closely tracked the AiLA-S022 Index, with minor positive absolute tracking error attributed to the differences between an Absolute Return Index and a Total Return ETF. Compared to the performance benchmark (BCOM), the underperformance is primarily due to index-level portfolio construction. We have stayed in close contact with the index provider to understand better why the index is experiencing such underperformance. They explained that the index was designed to adjust to changing market conditions, but the way it distributes risk has recently changed. The model appears to emphasize the futures curve structure more than the front-month price performance. Recent volatility shifts in the front of the futures curve have resulted in the index risk controls allowing for more significant losing trades than in previous markets (i.e., those seen between 2017 and 2022). This concentration of risk, particularly in short positions in AiLA-S022, has been identified as a significant factor in the fund’s recent performance.

Investing Outlook

Recently, the London Metals Exchange (LME) informed the fund’s index provider, OPALai Pte Ltd (“OPALai”), of a new framework for derived data. This framework introduces six new categories of derived data usage, resulting in an approximate 875% increase in fees for the OPALai AiLA-S022 Base Metals Index. OPALai has deemed this fee increase excessive, and attempts to negotiate with the LME were unsuccessful. Due to contractual obligations, OPALai would be forced to absorb this fee increase.

Consequently, OPALai has informed Teucrium of its decision to cease calculating and disseminating all indices exposed to LME-listed products. Upon receiving this notification, Teucrium reviewed all available options, including changing indices and strategies. However, due to the highly specific nature of the index, no immediate suitable alternatives were found. After careful consideration, it has been determined that liquidating the fund is in the best interest of the shareholders.

Teucrium Investment Advisors, LLC, and the Board of Trustees of Listed Funds Trust have decided to liquidate the Teucrium AiLA Long-Short Base Metals Strategy ETF. The fund will cease accepting creation orders on or about June 5, 2024, and shares will stop trading on the NYSE Arca, Inc. prior to market open on June 6, 2024. Liquidation proceeds are expected to be distributed to shareholders on or about June 6, 2024. During the liquidation period, the fund will deviate from its investment objective and increase its cash holdings.

Teucrium AiLA Long-Short Base Metals Strategy ETF (Ticker: OAIB)

Management Discussion of Fund Performance

April 30, 2024 (Unaudited) (Continued)

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S022 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing industrial metal commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or London Metals Exchange (“LME”) to provide exposure to the Industrial Metals market.

It is not possible to invest directly in an index.

Fund Risks:

OAIB is a “non-diversified” investment company under the Investment Company Act of 1940, as amended and, therefore, may invest a greater percentage of its assets in a particular security than a diversified fund. OAIB is a commodity pool regulated by the CFTC.

OAIB short selling involves the sale of commodities. The short seller profits if the commodity’s price declines. If a shorted commodity increases in value, a higher price must be paid to cover the short sale, resulting in a loss. The amount the Fund could lose on a short sale is theoretically unlimited.

OAIB employs a “passive management” approach that seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index. There is no guarantee that the Fund will achieve a high degree of correlation to the underlying Index and therefore achieve its investment objective. Differences in timing of trades and valuation as well as fees and expenses, may cause the fund to not exactly replicate the index known as tracking error.

Because the Fund will invest primarily in commodity futures contracts and other derivative instruments based on the price of the underlying commodities, an investment in the Fund will subject the investor to the risks of that commodity market, and this could result in substantial fluctuations in the price of the Fund’s shares. Commodities and futures investing is generally volatile and risky which may not be suitable for all investors.

Teucrium ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2023 to April 30, 2024).

ACTUAL EXPENSES

The first line under the Funds in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Annualized Expense Ratios	Expenses Paid During the Period(1)
Teucrium Agricultural Strategy No K-1 ETF
Actual	$ 1,000.00	$ 922.20	0.89%	$ 4.25
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.44	0.89%	$ 4.47
Teucrium AiLA Long-Short Agriculture Strategy ETF
Actual	$ 1,000.00	$ 969.10	1.49%	$ 7.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.49%	$ 7.47
Teucrium AiLA Long-Short Base Metals Strategy ETF
Actual	$ 1,000.00	$ 926.70	1.49%	$ 7.14
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.45	1.49%	$ 7.47

(1)	Expenses are calculated using the Funds’ annualized expense ratio, multiplied by the average account value during the period, multiplied by 182/366 days (to reflect the six-month period).

Teucrium ETFs

Performance Overview

April 30, 2024 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2024)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2024
Total Returns	1 Year	Since Commencement[1]
Teucrium Agricultural Strategy No K-1 ETF —NAV	-7.50%	-10.18%
Teucrium Agricultural Strategy No K-1 ETF —Market	-7.44%	-10.16%
Bloomberg Commodity Index Total Return Index	2.89%	-8.04%

[1]	The Fund commenced operations on May 16, 2022.

The Fund’s net expense ratio is 0.89%.

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2024)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2024
Total Returns	1 Year	Since Commencement[1]
Teucrium AiLA Long-Short Agriculture Strategy ETF — NAV	1.25%	-8.03%
Teucrium AiLA Long-Short Agriculture Strategy ETF — Market	1.09%	-8.22%
AiLA-S033 Market Neutral Absolute Return Index	-1.91%	-10.72%
Bloomberg Commodity Index Total Return Index	2.89%	-1.64%

[1]	The Fund commenced operations on December 19, 2022.

The Fund’s net expense ratio is 1.49%.

Teucrium ETFs

Performance Overview

April 30, 2024 (Unaudited) (Continued)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 4/30/2024)

ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED APRIL 30, 2024
Total Returns	1 Year	Since Commencement[1]
Teucrium AiLA Long-Short Base Metals Strategy ETF —NAV	-8.31%	-6.53%
Teucrium AiLA Long-Short Base Metals Strategy ETF —Market	-8.09%	-6.28%
AiLA-S022 Market Neutral Absolute Return Index	-10.14%	-8.44%
Bloomberg Commodity Index Total Return Index	2.89%	1.02%

[1]	The Fund commenced operations on April 4, 2023.

The Fund’s net expense ratio is 1.49%.

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (802) 540-0019. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Bloomberg Commodity Index is made up of 24 exchange-traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity.

The AiLA-S033 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing agricultural commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”) to provide exposure to the global agriculture market.

The AiLA-S022 Market Neutral Absolute Return Index was developed by AiLA Indices and is designed to track the performance of a liquid, absolute return strategy utilizing industrial metal commodity futures contracts traded on the Chicago Board of Trade (“CBOT”) or London Metals Exchange (“LME”) to provide exposure to the Industrial Metals market.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Schedule of Investments

April 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 94.7%
Deposit Accounts — 94.7%
U.S. Bank Money Market Deposit Account, 5.24% (a)	2,262,317	$2,262,317
TOTAL SHORT-TERM INVESTMENTS (Cost $2,262,317)		2,262,317

Total Investments (Cost $2,262,317) — 94.7%		2,262,317
Other Assets and Liabilities, net — 5.3%		126,915
TOTAL NET ASSETS — 100.0%		$2,389,232

Percentages are stated as a percent of net assets.

(a)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at year end.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2024

Description	Contracts Purchased	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Corn Futures (a)	26	December 2024	$610,350	$(51,537)
Soybean Futures (a)	10	November 2024	579,750	(57,471)
Sugar No. 11 Futures (a)	28	June 2024	608,698	(94,309)
Wheat Futures (a)	20	July 2024	603,250	(48,580)
				$(251,897)

(a)	All securities are held by TILL Cayman.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Schedule of Investments

April 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 94.5%
Deposit Accounts — 94.5%
U.S. Bank Money Market Deposit Account, 5.24% (a)	4,564,678	$4,564,678
TOTAL SHORT-TERM INVESTMENTS (Cost $4,564,678)		4,564,678

TOTAL INVESTMENTS (Cost $4,564,678) — 94.5%		4,564,678
Other Assets and Liabilities, net — 5.5%		265,484
TOTAL NET ASSETS — 100.0%		$4,830,162

Percentages are stated as a percent of net assets.

(a)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at year end.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2024

Description	Contracts Purchased (Sold)	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
Cocoa Futures(a)	2	July 2024	$185,660	$(14,007)
Cocoa Futures(a)	2	September 2024	176,100	(8,927)
Cocoa Futures(a)	1	December 2024	80,790	(12,283)
Cocoa Futures(a)	1	March 2025	73,290	(9,723)
Cocoa Futures(a)	1	May 2025	70,510	(8,003)
Soybean Oil Futures(a)	4	July 2024	103,224	(4,610)
Soybean Oil Futures(a)	3	August 2024	77,976	(3,742)
Soybean Oil Futures(a)	3	September 2024	78,426	(3,958)
Soybean Oil Futures(a)	3	October 2024	78,678	(3,238)
Soybean Oil Futures(a)	3	December 2024	79,308	(3,622)
Soybean Oil Futures(a)	3	January 2025	79,740	(3,334)
Soybean Oil Futures(a)	3	March 2025	80,298	(3,004)
Soybean Oil Futures(a)	3	May 2025	80,856	(2,572)
Soybean Meal Futures(a)	4	December 2024	142,000	2,876
Soybean Meal Futures(a)	2	January 2025	71,220	(487)
Soybean Meal Futures(a)	2	March 2025	71,060	543
Soybean Meal Futures(a)	1	May 2025	35,540	(213)
Soybean Futures(a)	5	July 2024	290,750	(2,604)
Soybean Futures(a)	6	September 2024	347,025	(2,608)
Soybean Futures(a)	6	November 2024	347,850	(3,458)
Soybean Futures(a)	6	March 2025	351,525	(1,820)
Soybean Futures(a)	5	May 2025	294,188	(1,879)
Sugar No. 11 Futures(a)	4	June 2024	86,957	(14)
Sugar No. 11 Futures(a)	3	September 2024	65,386	(122)
Sugar No. 11 Futures(a)	3	February 2025	66,293	(10)
Sugar No. 11 Futures(a)	2	April 2025	42,762	27
				(90,792)
Short Contracts
Cotton No.2 Futures(a)	(6)	July 2024	235,290	8,840
Cotton No.2 Futures(a)	(2)	December 2024	76,830	5,578
Cotton No.2 Futures(a)	(2)	March 2025	78,490	563
Cotton No.2 Futures(a)	(2)	May 2025	79,730	543
Wheat Futures(a)	(7)	July 2024	211,138	1,002
Wheat Futures(a)	(7)	September 2024	217,788	2,902
Wheat Futures(a)	(3)	December 2024	97,313	(3,048)
Wheat Futures(a)	(3)	March 2025	100,500	(1,410)
Wheat Futures(a)	(3)	May 2025	102,150	(1,473)
				13,497
Total Unrealized Appreciation (Depreciation)				$(77,295)

(a)	All securities are is held by OAIA Cayman.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Schedule of Investments

April 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS — 92.9%
Deposit Accounts — 92.9%
U.S. Bank Money Market Deposit Account, 5.24% (a)	3,083,483	$3,083,483
TOTAL SHORT-TERM INVESTMENTS (Cost $3,083,483)		3,083,483

Total Investments (Cost $3,083,483) — 92.9%		3,083,483
Other Assets and Liabilities, net — 7.1%		237,275
TOTAL NET ASSETS — 100.0%		$3,320,758

Percentages are stated as a percent of net assets.

(a)

The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate shown is the seven-day yield at year end.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Schedule of Open Futures Contracts

April 30, 2024

Description	Contracts Purchased (Sold)	Settlement Month	Notional Value	Value and Unrealized Appreciation (Depreciation)
Long Contracts
LME Aluminum Futures(a)(b)	171	June 2024	$11,021,078	$1,218,716
LME Aluminum Futures(a)(b)	66	December 2024	4,351,050	409,846
LME Copper Futures(a)(b)	116	June 2024	28,841,602	4,265,005
LME Copper Futures(a)(b)	14	December 2024	3,537,100	355,645
LME Lead Futures(a)(b)	193	June 2024	10,655,578	318,420
LME Lead Futures(a)(b)	44	December 2024	2,476,760	93,315
LME Nickel Futures(a)(b)	1	June 2024	115,014	1,296
LME Tin Futures(a)(b)	1	May 2024	156,530	(2,317)
LME Tin Futures(a)(b)	1	June 2024	155,930	(8,722)
LME Zinc Futures(a)(b)	202	June 2024	14,729,992	2,008,944
LME Zinc Futures(a)(b)	128	December 2024	9,408,000	1,190,724
				9,850,872
Short Contracts
Copper Futures(a)	(15)	September 2024	1,718,250	(11,582)
Copper Futures(a)	(2)	March 2025	230,425	(12,031)
Copper Futures(a)	(2)	May 2025	230,525	(6,168)
LME Aluminum Futures(a)(b)	(171)	June 2024	11,021,078	(1,211,810)
LME Aluminum Futures(a)(b)	(66)	December 2024	4,351,050	(414,235)
LME Copper Futures(a)(b)	(116)	June 2024	28,841,602	(4,357,144)
LME Copper Futures(a)(b)	(14)	December 2024	3,537,100	(375,801)
LME Lead Futures(a)(b)	(206)	June 2024	11,373,312	(387,422)
LME Lead Futures(a)(b)	(51)	December 2024	2,870,790	(147,663)
LME Nickel Futures(a)(b)	(1)	June 2024	115,014	3,107
LME Tin Futures(a)(b)	(1)	May 2024	156,530	(12,752)
LME Tin Futures(a)(b)	(1)	June 2024	155,930	3,749
LME Zinc Futures(a)(b)	(202)	June 2024	14,729,992	(1,988,106)
LME Zinc Futures(a)(b)	(128)	December 2024	9,408,000	(1,183,940)
				(10,101,798)
Total Unrealized Appreciation (Depreciation)				$(250,926)

LME - London Metal Exchange

(a)	All securities are held by OAIB Cayman.

(b)

LME futures contracts settle on their respective maturity date. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open future contracts on the Fund’s consolidated statement of assets and liabilities.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Consolidated Statements of Assets and Liabilities

April 30, 2024

	Teucrium Agricultural Strategy No K-1 ETF	Teucrium AiLA Long- Short Agriculture Strategy ETF	Teucrium AiLA Long- Short Base Metals Strategy ETF
Assets
Investments, at value (cost $2,262,317, $4,564,678, and $3,083,483, respectively)	$2,262,317	$4,564,678	$3,083,483
Deposits at Broker for futures contracts	148,104	255,040	420,784
Interest receivable	11,072	20,934	14,549
Variation margin on futures contracts, net	—	—	27,323
Receivable for unsettled open futures contracts	—	—	9,868,766
Total assets	2,421,493	4,840,652	13,414,905

Liabilities
Payable to Adviser, net	1,933	6,045	4,236
Variation margin on futures contracts, net	30,328	4,445	—
Payable for unsettled open futures contracts	—	—	10,089,911
Total liabilities	32,261	10,490	10,094,147
Net Assets	$2,389,232	$4,830,162	$3,320,758

Net Assets Consists of:
Paid-in capital	$2,354,608	$4,767,100	$3,499,854
Total distributable earnings (accumulated losses)	34,624	63,062	(179,096)
Net Assets	$2,389,232	$4,830,162	$3,320,758

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	112,500	225,000	150,000
Net Asset Value, redemption price and offering price per share	$21.24	$21.47	$22.14

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Consolidated Statements of Operations

For the Year Ended April 30, 2024

	Teucrium Agricultural Strategy No K-1 ETF	Teucrium AiLA Long- Short Agriculture Strategy ETF	Teucrium AiLA Long- Short Base Metals Strategy ETF
Investment Income
Interest income	$546,776	$352,883	$251,524
Total investment income	546,776	352,883	251,524

Expenses
Investment advisory fees	176,847	105,799	78,456
Less reimbursement by Adviser	(77,204)	(3,401)	(4,649)
Net expenses	99,643	102,398	73,807
Net investment income	447,133	250,485	177,717

Realized and Unrealized Gain (Loss) on Open Futures Contracts
Net realized loss on open futures contracts	(3,955,016)	(314,991)	(244,965)
Net change in unrealized appreciation (depreciation) on open futures contracts	2,341,153	87,608	(261,093)
Net realized and unrealized loss	(1,613,863)	(227,383)	(506,058)
Net increase (decrease) in net assets resulting from operations	$(1,166,730)	$23,102	$(328,341)

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Statements of Changes in Net Assets

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
From Operations
Net investment income	$447,133	$1,589,004
Net realized gain (loss) on open futures contracts	(3,955,016)	2,648,379
Net change in unrealized appreciation/depreciation on open futures contracts	2,341,153	(2,593,050)
Net increase (decrease) in net assets resulting from operations	(1,166,730)	1,644,333

From Distributions
Distributable earnings	(1,421,046)	(620,467)
Total distributions	(1,421,046)	(620,467)

From Capital Share Transactions
Proceeds from shares sold	—	87,710,569
Cost of shares redeemed	(81,140,809)	(2,616,618)
Net increase (decrease) in net assets resulting from capital share transactions	(81,140,809)	85,093,951

Total Increase (Decrease) in Net Assets	(83,728,585)	86,117,817

Net Assets
Beginning of period	86,117,817	—
End of period	$2,389,232	$86,117,817

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,475,000	—
Shares sold	—	2,550,000
Shares redeemed	(2,362,500)	(75,000)
Shares outstanding, end of period	112,500	2,475,000

(1)	The Fund commenced operations on May 16, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Statements of Changes in Net Assets

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
From Operations
Net investment income	$250,485	$50,615
Net realized loss on open futures contracts	(314,991)	(553,571)
Net change in unrealized appreciation/depreciation on open futures contracts	87,608	(164,903)
Net increase (decrease) in net assets resulting from operations	23,102	(667,859)

From Distributions
Distributable earnings	(233,581)	—
Total distributions	(233,581)	—

From Capital Share Transactions
Proceeds from shares sold	1,805,378	8,516,625
Cost of shares redeemed	(3,373,988)	(1,239,515)
Net increase (decrease) in net assets resulting from capital share transactions	(1,568,610)	7,277,110

Total Increase in Net Assets	(1,779,089)	6,609,251

Net Assets
Beginning of period	6,609,251	—
End of period	$4,830,162	$6,609,251

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	—
Shares sold	75,000	350,000
Shares redeemed	(150,000)	(50,000)
Shares outstanding, end of period	225,000	300,000

(1)	The Fund commenced operations on December 19, 2022.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Statements of Changes in Net Assets

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
From Operations
Net investment income	$177,717	$9,618
Net realized gain (loss) on open futures contracts	(244,965)	37,021
Net change in unrealized appreciation/depreciation on open futures contracts	(261,093)	10,167
Net increase (decrease) in net assets resulting from operations	(328,341)	56,806

From Distributions
Distributable earnings	(176,237)	—
Total distributions	(176,237)	—

From Capital Share Transactions
Proceeds from shares sold	1,915,950	5,015,860
Cost of shares redeemed	(3,163,280)	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,247,330)	5,015,860

Total Increase (Decrease) in Net Assets	(1,751,908)	5,072,666

Net Assets
Beginning of period	5,072,666	—
End of period	$3,320,758	$5,072,666

Changes in Shares Outstanding
Shares outstanding, beginning of period	200,000	—
Shares sold	75,000	200,000
Shares redeemed	(125,000)	—
Shares outstanding, end of period	150,000	200,000

(1)	The Fund commenced operations on April 4, 2023.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium Agricultural Strategy No K-1 ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$34.80	$40.00

Income (Loss) from investment operations:
Net investment income(2)	1.31	0.85
Net realized and unrealized loss	(3.50)	(5.79	)(7)
Total from investment operations	(2.19)	(4.94)

Less distributions paid:
From net investment income	(11.37)	(0.26)
Total distributions paid	(11.37)	(0.26)

Net Asset Value, End of Period	$21.24	$34.80

Total return, at NAV(3)(5)	-7.50%	-12.37%
Total return, at Market(4)(5)	-7.44%	-12.40%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$2,389	$86,118

Ratio of expenses to average net assets before waivers(6)(8)	1.58%	1.58%
Ratio of expenses to average net assets after waivers(6)(8)	0.89%	0.94%
Ratio of net investment income to average net assets after waivers(6)(8)	3.99%	2.56%
Portfolio turnover rate (5)	0%	0%

(1)	The Fund commenced operations on May 16, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the period.

(8)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Agriculture Strategy ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$22.03	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.82	0.25
Net realized and unrealized loss	(0.53)	(3.22)
Total from investment operations	0.29	(2.97)

Less distributions paid:
From net investment income	(0.85)	—
Total distributions paid	(0.85)	—

Net Asset Value, End of Period	$21.47	$22.03

Total return, at NAV(3)(5)	1.25%	-11.88%
Total return, at Market(4)(5)	1.09%	-11.98%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$4,830	$6,609

Ratio of expenses to average net assets before waivers(6)(7)	1.54%	1.55%
Ratio of expenses to average net assets after waivers(6)(7)	1.49%	1.49%
Ratio of net investment income (loss) to average net assets after waivers(6)(7)	3.64%	2.83%
Portfolio turnover rate (5)	0%	0%

(1)	The Fund commenced operations on December 19, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium AiLA Long-Short Base Metals Strategy ETF

Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Year Ended April 30, 2024	Period Ended April 30, 2023(1)
Net Asset Value, Beginning of Period	$25.36	$25.00

Income (Loss) from investment operations:
Net investment income(2)	0.90	0.06
Net realized and unrealized gain (loss)	(2.95)	0.30
Total from investment operations	(2.05)	0.36

Less distributions paid:
From net investment income	(1.17)	—
Total distributions paid	(1.17)	—

Net Asset Value, End of Period	$22.14	$25.36

Total return, at NAV(3)(5)	-8.31%	1.45%
Total return, at Market(4)(5)	-8.09%	1.50%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$3,321	$5,073

Ratio of expenses to average net assets before waivers(6)(7)	1.58%	1.55%
Ratio of expenses to average net assets after waivers(6)(7)	1.49%	1.49%
Ratio of net investment income (loss) to average net assets after waivers(6)(7)	3.59%	3.31%
Portfolio turnover rate (5)	0%	0%

(1)	The Fund commenced operations on April 4, 2023.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of the consolidated financial statements.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024

1.	ORGANIZATION

The Teucrium ETFs are a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Fund Name	Ticker	Commencement of Operations
Teucrium Agricultural Strategy No K-1 ETF (“TILL ETF”)	TILL	May 16, 2022
Teucrium AiLA Long-Short Agriculture Strategy ETF (“OAIA ETF”)	OAIA	December 19, 2022
Teucrium AiLA Long-Short Base Metals Strategy ETF (“OAIB ETF”)	OAIB	April 4, 2023

TILL ETF is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”).

OAIA ETF is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the AiLA-S033 Market Neutral Absolute Return Index, and is designed to track the performance of a portfolio of agricultural commodities futures contracts designed to provide absolute returns through the implementation of a long/short trading strategy used to seek to achieve market neutral exposure to the global agriculture market.

OAIB ETF is a passively managed ETF that seeks to track the total return performance, before fees and expenses, of the AiLA-S022 Market Neutral Absolute Return Index, and is designed to track the performance of a portfolio of base metals commodities futures contracts designed to provide absolute returns through the implementation of a long/short trading strategy used to seek to achieve market neutral exposure to the global metals market.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Consolidation of Subsidiary

The Funds expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). Teucrium Investment Advisors, LLC (the “Adviser”), the Funds’ Investment Adviser, also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly in commodities futures. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities futures to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiaries were as follows:

Fund	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Net Assets
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	$148,460	6.21%
Teucrium AiLA Long-Short Agriculture Strategy ETF	OAIA Cayman	$264,830	5.48%
Teucrium AiLA Long-Short Base Metals Strategy ETF	OAIB Cayman	$165,622	4.99%

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market deposit accounts are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Futures contracts will be valued at the settlement price. If there is no current market price available, then the securities will be valued at fair value.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2024, are as follows:

Teucrium Agricultural Strategy No K-1 ETF	Level 1	Level 2	Level 3	Total
Assets:
Deposit Accounts	$2,262,317	$—	$—	$2,262,317
Total Assets	$2,262,317	$—	$—	$2,262,317

Liabilities:
Open Futures Contracts*	$(251,897)	$—	$—	$(251,897)
Total Liabilities	$(251,897)	$—	$—	$(251,897)

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

Teucrium AiLA Long-Short Agriculture Strategy ETF	Level 1	Level 2	Level 3	Total
Assets:
Deposit Accounts	$4,564,678	$—	$—	$4,564,678
Open Futures Contracts*	22,874	—	—	22,874
Total Assets	$4,587,552	$—	$—	$4,587,552

Liabilities:
Open Futures Contracts*	$(100,169)	$—	$—	$(100,169)
Total Liabilities	$(100,169)	$—	$—	$(100,169)

Teucrium AiLA Long-Short Base Metals Strategy ETF	Level 1	Level 2	Level 3	Total
Assets:
Deposit Accounts	$3,083,483	$—	$—	$3,083,483
Open Futures Contracts*	9,868,766	—	—	9,868,766
Total Assets	$12,952,249	$—	$—	$12,952,249

Liabilities:
Open Futures Contracts*	$(10,119,692)	$—	$—	$(10,119,692)
Total Liabilities	$(10,119,692)	$—	$—	$(10,119,692)

*	Derivative instruments not reflected in the Consolidated Schedules of Investments. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Interest income is accrued daily.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2024, the Funds’ fiscal period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of April 30, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At April 30, 2024, the Funds’ fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Futures

The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on non-London Metal Exchange commodity futures contracts depending upon whether unrealized gains or losses are incurred. For London Metal Exchange (“LME”) contracts, subsequent or variation margin payments are not made and the value of the contracts is presented as net unrealized appreciation (depreciation) on the Consolidated Statements of Operations. When LME or non-LME contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.

TILL ETF’s holdings consist of four commodities futures holdings, one in each of the following commodities: corn, wheat, soybeans, and sugar. The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each commodity.

OAIA ETF’s holdings may consist of the following commodities futures contracts: corn, soybeans, soybean meal, soybean oil, wheat, arabica coffee, cotton, NY cocoa and #11 sugar.

OAIB ETF may trade aluminum, copper, lead and zinc commodity futures contracts on either the Chicago Mercantile Exchange (“CME”) or London Metal Exchange (“LME”) and nickel and tin, each of which is traded on LME. For settlement of futures contracts traded on the LME, cash is not transferred until the settled futures contracts expire.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

The average monthly notional amount of futures contracts during the year ended April 30, 2024 was:

	Long Commodity Risk Futures Contracts	Short Commodity Risk Futures Contracts
Teucrium Agricultural Strategy No K-1 ETF	$8,838,651	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	2,979,298	(971,485)
Teucrium AiLA Long-Short Base Metals Strategy ETF	60,572,247	(60,948,121)

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of April 30, 2024:

	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium Agricultural Strategy No K-1 ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	$—	$30,328
Teucrium AiLA Long-Short Agriculture Strategy ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	—	4,445
Teucrium AiLA Long-Short Base Metals Strategy ETF
Commodity Risk Futures Contracts	Receivable/(Payable) for unsettled open futures contracts	9,868,766	10,089,911
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	27,323	—

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses) for non-LME futures.

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the year ended April 30, 2024:

		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Teucrium Agricultural Strategy No K-1 ETF	Commodity Risk Futures contracts	$(3,955,016)	$2,341,153
Teucrium AiLA Long-Short Agriculture Strategy ETF	Commodity Risk Futures contracts	(314,991)	87,608
Teucrium AiLA Long-Short Base Metals Strategy ETF	Commodity Risk Futures contracts	(244,965)	(261,093)

The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.49% of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Fee Waiver Agreement

The Adviser contractually agreed to waive the unitary management fee it receives from the Funds in an amount equal to the management fee of 1.49% paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

The Adviser contractually agreed to waive 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waiver will remain in effect from year to year for successive one-year periods unless terminated sooner. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

The Adviser waived the following amounts during the year ended April 30, 2024:

Teucrium Agricultural Strategy No K-1 ETF	$77,204
Teucrium AiLA Long-Short Agriculture Strategy ETF	3,401
Teucrium AiLA Long-Short Base Metals Strategy ETF	4,649

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, custody and transfer agency fees.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

5. FEDERAL INCOME TAX

The tax character of distributions paid for the periods ended April 30, 2024 and April 30, 2023, were as follows:

	Year Ended April 30, 2024		Period Ended April 30, 2023
	Ordinary Income(1)	Long-Term Capital Gain	Ordinary Income(1)	Long-Term Capital Gain
Teucrium Agricultural Strategy No K-1 ETF	$1,421,046	$—	$620,467	$—
Teucrium AiLA Long-Short Agriculture Strategy ETF	233,581	—	—	—
Teucrium AiLA Long-Short Base Metals Strategy ETF	176,237	—	—	—

(1)	Ordinary income includes short-term capital gains.

At April 30, 2024, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Teucrium Agricultural Strategy No K-1 ETF	Teucrium AiLA Long-Short Agriculture Strategy ETF	Teucrium AiLA Long-Short Base Metals Strategy ETF
Federal Tax Cost of Investments	$2,262,317	$4,564,678	$3,083,483
Undistributed Ordinary Income	34,624	63,062	42,049
Unrealized Depreciation on Futures Contracts	—	—	(221,145)
Total Distributable Earnings / (Accumulated Losses)	$34,624	$63,062	$(179,096)

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At April 30, 2024, the Funds’ year end, the Funds had no carryforward losses to be carried forward indefinitely to offset future realized capital gains. The Funds did not defer any later year losses or post-October losses for the year ended April 30, 2024.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to differing book and tax treatment of the Subsidiaries. For the year ended April 30, 2024, the following reclassifications were made for permanent tax differences on the Consolidated Statements of Assets and Liabilities.

	Total Distributable Earnings (Accumulated Losses)	Paid-in Capital
Teucrium Agricultural Strategy No K-1 ETF	$1,598,534	$(1,598,534)
Teucrium AiLA Long-Short Agriculture Strategy ETF	223,461	(223,461)
Teucrium AiLA Long-Short Base Metals Strategy ETF	268,676	(268,676)

6.	INVESTMENT TRANSACTIONS

During the year ended April 30, 2024, there were no realized gains and losses from in-kind redemptions.

During the year ended April 30, 2024, there were no long-term purchases and sales of investments, creations in-kind or redemptions in-kind.

Teucrium ETFs

Notes to Consolidated Financial Statements

April 30, 2024 (Continued)

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks’’.

8.	OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

9.	SUBSEQUENT EVENTS

On June 5, 2024, the Board approved PINE Distributors LLC, a wholly owned subsidiary of PINE Advisor Solutions LLC, as Principal Underwriter for the Funds. On June 6, 2024, the Teucrium AiLA Long-Short Base Metals Strategy ETF liquidated according to a Plan of Liquidation.

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

Teucrium ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Teucrium ETFs and
Board of Trustees of Listed Funds Trust

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of the funds listed below (the “Funds”), each a series of Listed Funds Trust, as of April 30, 2024, the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of periods indicated below, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Teucrium Agricultural Strategy No K-1 ETF	For the year ended April 30, 2024	For the year ended April 30, 2024 and for the period from May 16, 2022 (commencement of operations) through April 30, 2023
Teucrium AiLA Long-Short Agriculture Strategy ETF	For the year ended April 30, 2024	For the year ended April 30, 2024 and for the period from December 19, 2022 (commencement of operations) through April 30, 2023
Teucrium AiLA Long-Short Base Metals Strategy ETF	For the year ended April 30, 2024	For the year ended April 30, 2024 and for the period from April 4, 2023 (commencement of operations) through April 30, 2023

Basis for Opinion

These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Teucrium ETFs

Report of Independent Registered Public Accounting Firm

(Continued)

Emphasis of Matter

As discussed in Note 9, on June 6, 2024, the Teucrium AiLA Long-Short Base Metals Strategy ETF liquidated according to a Plan of Liquidation.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 28, 2024

Teucrium AiLA Long-Short Agriculture Strategy ETF

Teucrium Agriculture Strategy No K-1 ETF

Board Consideration And Approval of Advisory Agreement

(Unaudited)

At a meeting held on March 6, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Teucrium AiLA Long-Short Agriculture Strategy ETF and Teucrium Agricultural Strategy No K-1 ETF (each, a “Fund” and together, the “Funds”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreement after its initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund and (ii) the vote of a majority of the Independent Trustees cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meeting, the Board requested from and reviewed a wide variety of information provided by the Adviser.

In addition to the written materials provided to the Board in advance of the Meeting, during the Meeting representatives from the Adviser provided the Board with an overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel, financial resources, experience, investment processes, and compliance program. The Board considered the Adviser’s presentation and the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement. The Board deliberated on the approval of the Agreement for an additional one-year period in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the Agreement and the Independent Trustees’ responsibilities relating thereto.

At the Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any benefits derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangement and the renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration form on Form ADV, as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser.

In addition to the Adviser’s responsibilities with respect to implementing each Fund’s investment program, the Board also considered other services currently provided by the Adviser to the Funds, such as monitoring adherence to each Fund’s investment restrictions, compliance with various policies and procedures and with applicable securities regulations, and the extent to which each Fund achieved its investment objective.

Historical Performance. The Board next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance for periods ended December 31, 2023 had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”), as well as with funds in each Fund’s respective

Teucrium AiLA Long-Short Agriculture Strategy ETF

Teucrium Agricultural Strategy No K-1 ETF

Board Consideration And Approval of Advisory Agreement

(Unaudited) (Continued)

Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

Teucrium AiLA Long-Short Agriculture Strategy ETF: The Board noted that the Fund’s performance, before fees and expenses, was below the performance of the Fund’s benchmark, the Bloomberg Commodity Total Return Index (the “Benchmark”), for the one-year and since inception periods ended December 31, 2023. The Board further noted that the Fund underperformed the median for funds in the Peer Group and Category Peer Group, but performed within the range of the Selected Peer Group, for the one-year period ended December 31, 2023.

Teucrium Agricultural Strategy No K-1 ETF: The Board noted that the Fund’s performance, before fees and expenses, was above the performance of the Fund’s benchmark, the Bloomberg Commodity Total Return Index (the “Benchmark”), for the one-year and since inception periods ended December 31, 2023. The Board further noted that the Fund outperformed the median for funds in the Peer Group and Category Peer Group, and performed within the range of the Selected Peer Group, for the one-year period ended December 31, 2023.

Cost of Services Provided and Profitability. The Board reviewed the expense ratio for each Fund and compared the expense ratio to those of its respective Peer Group, Category Peer Group and Selected Peer Group. The Board took into consideration that the Adviser charges a “unitary fee,” meaning each Fund pays no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser continued to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own revenue and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account the Adviser’s profitability analysis with respect to each Fund.

Teucrium AiLA Long-Short Agriculture Strategy ETF: The Board noted the expense ratio for the Fund was above the median and average of its Peer Group and Category Peer Group and above the range of the Selected Peer Group. The Board and the Adviser discussed the expenses associated with running the Fund and ultimately decided the expense ratio was reasonable.

Teucrium Agricultural Strategy No K-1 ETF: The Board further noted the expense ratio for the Fund was above the median and average of its Category Peer Group and above the median of its Peer Group, but within the range of the Selected Peer Group. The Board further noted that the Adviser had agreed to waive its management fee so that the Fund’s total annual fund operating expenses do not exceed 0.89% of the Fund’s average daily net assets, which was above the Category Peer Group average of 0.74%.

Economies of Scale. The Board noted that it is not yet evident that the Funds have reached the size at which they have begun to realize economies of scale but acknowledged that breakpoints might be warranted if the Funds’ assets continue to grow. However, the Board further determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

Teucrium ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for each Fund may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at https://teucrium.com/etfs.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-mond period ended June 30 is available without charge, upon request, by calling toll-free 1-800-617-0004, and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at https://teucrium.com/etfs.

Teucrium ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2023. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Teucrium ETFs

Board of Trustees and Officers

April 30, 2024 (Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers, and is available, without charge upon request by calling 1-800-617-0004, or by visiting the Funds’ website at https://teucrium.com/etfs.

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of VettaFi, LLC (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	51

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019)

Koji Felton 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	51	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios)
Pamela H. Conroy 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	51	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios)
Interested Trustee*
Paul R. Fearday, CPA 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bank, N.A. (since 2022); Senior Vice President, U.S. Bancorp Fund Services, LLC (2008–2022)	51	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Funds.

Teucrium ETFs

Board of Trustees and Officers

April 30, 2024 (Unaudited) (Continued)

The officers of the Trust conduct and supervise the Trust’s and the Funds’ daily business. Additional information about each officer of the Trust is as follows:

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory C. Bakken 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006)
Travis G. Babich 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005)
Kacie G. Briody 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021)
Rachel A. Spearo 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1979	Secretary	Indefinite term, November 2023 (Resigned, effective June 2024)	Vice President (since 2021), U.S. Bancorp Fund Services, LLC; Vice President (2004 to 2019), U.S. Bancorp Fund Services, LLC
Chad Fickett 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1973	Secretary	Indefinite term, June 2024	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Assistant General Counsel, The Northwestern Mutual Life Insurance Company (2007 to 2024)
Christi C. Powitzky 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018)

Jay S. Fitton 615 East Michigan St. Milwaukee, WI 53202 Year of birth: 1970	Assistant Secretary	Indefinite term, May 2023

Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2019 to 2022); Partner, Practus, LLP (2018 to 2019); Counsel, Drinker Biddle & Reath LLP (2016 to 2018)

Teucrium ETFs

Privacy Policy

April 30, 2024 (Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser:

Teucrium Investment Advisors, LLC
Three Main Street, Suite 215
Burlington, VT 05401

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2024	FYE 4/30/2023
Audit Fees	$54,750	$54,000
Audit-Related Fees	$0	$0
Tax Fees	$20,250	$19,500
All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2024	FYE 4/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 4/30/2024	FYE 4/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/3/2024

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/3/2024

*	Print the name and title of each signing officer under his or her signature.